EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Medical Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets
Current liabilities	(132)	(137)	(200)
Non-current liabilities	(2,863)	(7,612)	(9,611)
Net amount recognized	(2,995)	(7,749)	(9,811)
Assumed health care cost trend rates:
Ultimate rate			5.00%
Weighted average assumptions used:
Discount rate	4.30%	5.20%	5.90%
Rate of compensation increases
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.25%	8.25%	10.00%
Ultimate rate	5.00%	5.00%	5.00%
Year that ultimate rate is reached	2022	2021	2021
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	35.00%	57.00%	21.00%
Ultimate rate	5.00%	5.00%	5.00%
Year that ultimate rate is reached	2022	2019	2019
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets
Current liabilities
Non-current liabilities	(4,729)	(4,292)	(2,363)
Net amount recognized	(4,729)	(4,292)	(2,363)
Weighted average assumptions used:
Discount rate	4.30%	5.10%	5.70%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases